Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses Details Abstract
License agreements payable		$ 356,410
Healthcare consultation service payable	40,139
Professional fees payable	178,117	154,429
Research and development expenses payable	398,899	104,013
Interest payable	223,802
Payables for leasehold improvement and equipment	73,864
Salary payable	183,065
Deferred rent	58,810
Others	90,451	38,496
Accounts payable and accrued expenses	$ 1,247,147	$ 653,348